PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE - Prices and Generation (Details) $ / MWh in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) $ / MWh € / MWh $ / MWh R$ / MWh	Dec. 31, 2021 USD ($)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Revaluation increase (decrease), property, plant and equipment | $	$ 3,315	$ 4,429
Brookfield Renewable
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Revaluation increase (decrease), property, plant and equipment | $	$ 140	$ 173
North America | 1 - 5 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	75.00%
North America | 1 - 10 years
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Power prices from long-term power purchase agreements	85
Estimates of future electricity prices	98
North America | 6 - 10 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	60.00%
North America | Thereafter | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	30.00%
North America | 11 - 20 years
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Power prices from long-term power purchase agreements	76
Estimates of future electricity prices	126
Colombia | 1 - 5 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	52.00%
Colombia | 1 - 10 years
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Power prices from long-term power purchase agreements	293
Estimates of future electricity prices	376
Colombia | 6 - 10 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	12.00%
Colombia | Thereafter | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	2.00%
Colombia | 11 - 20 years
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Power prices from long-term power purchase agreements	352
Estimates of future electricity prices	554
Brazil | 1 - 5 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	84.00%
Brazil | 1 - 10 years
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Power prices from long-term power purchase agreements | R$ / MWh	336
Estimates of future electricity prices | R$ / MWh	290
Brazil | 6 - 10 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	66.00%
Brazil | Thereafter | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	43.00%
Brazil | 11 - 20 years
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Power prices from long-term power purchase agreements | R$ / MWh	387
Estimates of future electricity prices | R$ / MWh	387
Europe | 1 - 5 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	100.00%
Europe | 1 - 10 years
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Power prices from long-term power purchase agreements | € / MWh	72
Estimates of future electricity prices | € / MWh	62
Europe | 6 - 10 years | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	81.00%
Europe | Thereafter | Contracted
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of total generation contracted	65.00%
Europe | 11 - 20 years
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Power prices from long-term power purchase agreements | € / MWh	66
Estimates of future electricity prices | € / MWh	74